Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity:
Convertible Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock, shares authorized	100,000,000	100,000,000	100,000,000
Convertible Preferred Stock, shares issued	211,135	211,135	211,135
Convertible Preferred Stock, shares outstanding	211,135	211,135	211,135
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	600,000,000	600,000,000	600,000,000
Common Stock, shares issued	390,518,703	388,686,445	389,599,848
Common Stock, shares outstanding	390,518,703	388,686,445	389,599,848